UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Value Fund

Portfolio of Investments

August 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Financials - 19.9%
Banks - 13.9%
Australia & New Zealand Banking Group Ltd.	117,860	$2,758,970
Barclays PLC	1,306,720	3,231,638
BNP Paribas SA	71,770	5,456,523
BOC Hong Kong Holdings Ltd.	866,500	4,426,956
DNB ASA	231,960	4,530,785
Erste Group Bank AG (a)	121,120	5,122,537
ING Groep NV	303,895	5,394,375
KB Financial Group, Inc.	47,520	2,337,915
Mitsubishi UFJ Financial Group, Inc.	809,100	4,930,290

		38,189,989

Capital Markets - 1.9%
Credit Suisse Group AG (REG) (a)	357,403	5,247,689

Consumer Finance - 1.0%
Hitachi Capital Corp.	113,500	2,640,714

Insurance - 3.1%
Allianz SE (REG)	26,330	5,643,212
PICC Property & Casualty Co., Ltd.-Class H	1,558,000	2,935,176

		8,578,388

		54,656,780

Telecommunication Services - 11.3%
Diversified Telecommunication Services - 9.0%
BT Group PLC	2,036,600	7,692,878
China Unicom Hong Kong Ltd. (a)	2,920,000	4,242,088
Nippon Telegraph & Telephone Corp.	200,000	9,956,868
TDC A/S	474,690	2,831,571

		24,723,405

Wireless Telecommunication Services - 2.3%
Vodafone Group PLC	2,213,296	6,333,807

		31,057,212

Consumer Discretionary - 11.2%
Auto Components - 3.8%
Faurecia	74,870	4,356,781
Hankook Tire Co., Ltd.	36,720	1,925,885
Magna International, Inc. (New York)-Class A	83,720	4,026,932

		10,309,598

Automobiles - 3.4%
Honda Motor Co., Ltd.	153,700	4,305,139
Peugeot SA	237,520	5,022,127

		9,327,266

Household Durables - 2.0%
Panasonic Corp.	409,100	5,453,387

Leisure Products - 0.5%
Amer Sports Oyj (a)	54,260	1,434,823

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.5%
HUGO BOSS AG	48,130	$4,080,657

		30,605,731

Consumer Staples - 10.8%
Beverages - 0.7%
Coca-Cola Bottlers Japan, Inc.	55,200	1,890,857

Food Products - 3.2%
Orkla ASA	472,120	4,847,518
WH Group Ltd. (b)	3,568,500	3,740,308

		8,587,826

Household Products - 1.7%
Henkel AG & Co. KGaA (Preference Shares)	34,986	4,690,588

Tobacco - 5.2%
British American Tobacco PLC	139,900	8,727,677
Japan Tobacco, Inc.	163,200	5,590,436

		14,318,113

		29,487,384

Industrials - 9.8%
Aerospace & Defense - 3.3%
Airbus SE	64,017	5,391,449
BAE Systems PLC	472,770	3,715,241

		9,106,690

Airlines - 4.4%
Japan Airlines Co., Ltd.	169,800	5,846,610
Qantas Airways Ltd.	1,378,664	6,275,303

		12,121,913

Electrical Equipment - 0.7%
Philips Lighting NV (b)	52,930	1,953,327

Machinery - 1.4%
IHI Corp. (a)	1,153,000	3,817,878

		26,999,808

Materials - 9.7%
Chemicals - 6.1%
Air Water, Inc.	141,100	2,604,788
Arkema SA	36,161	3,932,873
Incitec Pivot Ltd.	1,028,850	2,729,660
Johnson Matthey PLC	109,239	3,908,604
Nippon Shokubai Co., Ltd.	50,800	3,628,472

		16,804,397

Metals & Mining - 3.6%
BlueScope Steel Ltd.	157,939	1,367,070
First Quantum Minerals Ltd.	191,040	2,302,424
Gerdau SA (Preference Shares)	938,000	3,531,077

Company	Shares	U.S. $ Value
Yamato Kogyo Co., Ltd.	96,100	$2,720,015

		9,920,586

		26,724,983

Information Technology - 9.6%
Communications Equipment - 2.2%
Nokia Oyj	962,080	5,967,585

Internet Software & Services - 2.6%
Yahoo Japan Corp. (c)	1,545,000	7,092,997

Semiconductors & Semiconductor Equipment - 2.1%
SCREEN Holdings Co., Ltd.	39,600	2,563,313
Sumco Corp.	214,400	3,155,104

		5,718,417

Software - 1.2%
Nintendo Co., Ltd.	10,400	3,468,707

Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co., Ltd.	2,010	4,137,606

		26,385,312

Energy - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Canadian Natural Resources Ltd. (Toronto)	91,460	2,817,591
JXTG Holdings, Inc.	1,078,700	5,224,549
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A (c)	183,880	5,075,060
Royal Dutch Shell PLC-Class A	192,511	5,305,381
YPF SA (Sponsored ADR)	133,742	2,682,864

		21,105,445

Health Care - 5.7%
Pharmaceuticals - 5.7%
Roche Holding AG	25,470	6,471,178
Sanofi	71,730	6,993,699
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	129,630	2,055,932

		15,520,809

Utilities - 1.8%
Electric Utilities - 1.0%
EDP-Energias de Portugal SA	735,233	2,826,661

Water Utilities - 0.8%
Pennon Group PLC	200,980	2,108,717

		4,935,378

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Leopalace21 Corp.	197,100	1,444,947

Total Common Stocks (cost $235,286,757)		268,923,789

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.86% (d)(e)(f) (cost $3,373,641)	3,373,641	$3,373,641

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $238,660,398)		272,297,430

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.86% (d)(e)(f) (cost $3,285,223)	3,285,223	3,285,223

Total Investments - 100.4% (cost $241,945,621) (g)		275,582,653
Other assets less liabilities - (0.4)%		(1,076,464)

Net Assets - 100.0%		$274,506,189

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	55,468	USD	917	9/13/17	$(38,165)
Bank of America, NA	USD	2,279	RUB	137,560	9/13/17	89,175
Bank of America, NA	EUR	595	USD	701	9/15/17	(7,771)
Bank of America, NA	USD	5,455	INR	355,621	9/15/17	100,715
Barclays Bank PLC	INR	177,324	USD	2,716	9/15/17	(54,386)
Barclays Capital	BRL	6,146	USD	1,953	9/05/17	465
Barclays Capital	USD	1,937	BRL	6,146	9/05/17	15,476
Barclays Capital	AUD	4,235	USD	3,196	9/15/17	(169,967)
Barclays Capital	CAD	8,341	USD	6,217	9/15/17	(463,759)
Barclays Capital	CNY	30,850	USD	4,514	9/15/17	(160,872)
Barclays Capital	ILS	6,108	USD	1,728	9/15/17	23,590
Barclays Capital	INR	178,297	USD	2,736	9/15/17	(49,866)
Barclays Capital	KRW	337,778	USD	297	9/15/17	(3,511)
Barclays Capital	TWD	93,294	USD	3,103	9/15/17	2,861
Barclays Capital	USD	700	CNY	4,714	9/15/17	14,582
Barclays Capital	USD	731	GBP	552	9/15/17	(16,699)
Barclays Capital	USD	2,395	TWD	72,651	9/15/17	19,755
BNP Paribas SA	AUD	2,711	USD	2,040	9/15/17	(114,512)
BNP Paribas SA	CAD	1,077	USD	812	9/15/17	(50,302)
BNP Paribas SA	CNY	18,149	USD	2,656	9/15/17	(93,914)
BNP Paribas SA	JPY	137,771	USD	1,244	9/15/17	(10,122)
BNP Paribas SA	USD	561	GBP	428	9/15/17	(7,142)
BNP Paribas SA	USD	701	KRW	787,299	9/15/17	(304)
BNP Paribas SA	USD	684	TWD	20,643	9/15/17	1,553
Citibank, NA	BRL	9,772	USD	3,105	9/05/17	740
Citibank, NA	BRL	15,918	USD	5,007	9/05/17	(49,550)
Citibank, NA	USD	3,098	BRL	9,772	9/05/17	6,544
Citibank, NA	USD	5,058	BRL	15,918	9/05/17	(1,205)
Citibank, NA	AUD	700	USD	554	9/15/17	(2,369)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	CAD	2,030	USD	1,617	9/15/17	$(8,947)
Citibank, NA	CHF	2,502	USD	2,578	9/15/17	(32,895)
Citibank, NA	EUR	3,674	USD	4,344	9/15/17	(31,591)
Citibank, NA	GBP	1,701	USD	2,152	9/15/17	(47,990)
Citibank, NA	JPY	716,278	USD	6,573	9/15/17	54,300
Citibank, NA	JPY	77,329	USD	703	9/15/17	(1,000)
Citibank, NA	KRW	9,509,515	USD	8,460	9/15/17	1,787
Citibank, NA	NOK	26,995	USD	3,194	9/15/17	(286,030)
Citibank, NA	USD	679	CAD	895	9/15/17	37,387
Citibank, NA	USD	9,342	EUR	8,347	9/15/17	599,308
Citibank, NA	USD	2,003	GBP	1,545	9/15/17	(4,323)
Citibank, NA	USD	707	ILS	2,548	9/15/17	3,778
Citibank, NA	USD	8,018	SEK	69,518	9/15/17	735,450
Citibank, NA	USD	584	ZAR	7,620	9/15/17	1,239
Citibank, NA	BRL	9,772	USD	3,084	10/03/17	(6,371)
Citibank, NA	JPY	149,897	USD	1,381	12/18/17	10,576
Credit Suisse International	NOK	25,084	USD	2,935	9/15/17	(298,624)
Credit Suisse International	USD	1,026	GBP	794	9/15/17	1,062
Credit Suisse International	USD	2,523	HUF	658,851	9/15/17	43,111
Credit Suisse International	USD	3,598	SEK	28,866	12/18/17	56,748
Deutsche Bank AG	CHF	4,341	USD	4,502	9/15/17	(27,511)
Deutsche Bank AG	ILS	2,782	USD	787	9/15/17	10,229
Deutsche Bank AG	USD	686	ILS	2,476	9/15/17	5,361
Deutsche Bank AG	USD	1,316	JPY	146,086	9/15/17	13,304
Deutsche Bank AG	USD	1,363	AUD	1,728	12/18/17	9,059
Deutsche Bank AG	USD	3,563	GBP	2,775	12/18/17	37,459
Goldman Sachs Capital Markets LP	USD	5,256	AUD	6,946	9/15/17	264,628
Goldman Sachs Capital Markets LP	USD	794	AUD	1,017	12/18/17	13,504
HSBC Bank USA	JPY	152,662	USD	1,382	9/15/17	(7,104)
HSBC Bank USA	USD	1,327	CHF	1,284	9/15/17	13,030
HSBC Bank USA	USD	933	EUR	785	9/15/17	2,222
Morgan Stanley & Co., Inc.	EUR	840	USD	983	9/15/17	(17,493)
Morgan Stanley & Co., Inc.	GBP	638	USD	811	9/15/17	(14,629)
Morgan Stanley & Co., Inc.	HKD	41,376	USD	5,306	9/15/17	17,636
Morgan Stanley & Co., Inc.	USD	2,556	HKD	19,897	9/15/17	(13,059)
Morgan Stanley & Co., Inc.	USD	1,301	TRY	4,732	9/15/17	63,931
Royal Bank of Scotland PLC	EUR	620	USD	722	9/15/17	(16,306)
Royal Bank of Scotland PLC	HKD	30,420	USD	3,912	9/15/17	24,097
Royal Bank of Scotland PLC	TRY	3,097	USD	863	9/15/17	(30,418)
Royal Bank of Scotland PLC	USD	1,809	CHF	1,706	9/15/17	(28,731)
Royal Bank of Scotland PLC	USD	1,050	EUR	933	9/15/17	61,503
Royal Bank of Scotland PLC	USD	922	GBP	709	9/15/17	(5,234)
Royal Bank of Scotland PLC	USD	922	SEK	7,581	9/15/17	32,980
Royal Bank of Scotland PLC	JPY	76,265	USD	705	12/18/17	7,686
Standard Chartered Bank	USD	1,075	GBP	811	9/15/17	(25,831)
Standard Chartered Bank	USD	1,069	AUD	1,363	12/18/17	12,968
State Street Bank & Trust Co.	CAD	555	USD	444	9/15/17	(741)
State Street Bank & Trust Co.	EUR	2,314	USD	2,730	9/15/17	(26,405)
State Street Bank & Trust Co.	GBP	801	USD	1,041	9/15/17	4,882
State Street Bank & Trust Co.	JPY	319,782	USD	2,876	9/15/17	(34,442)
State Street Bank & Trust Co.	USD	550	AUD	700	9/15/17	6,592
State Street Bank & Trust Co.	USD	10,822	CHF	10,385	9/15/17	14,586

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	17,435	EUR	15,443	9/15/17	$958,192
State Street Bank & Trust Co.	USD	645	GBP	490	9/15/17	(11,275)
State Street Bank & Trust Co.	USD	1,003	JPY	111,541	9/15/17	12,187
State Street Bank & Trust Co.	USD	878	TRY	3,243	9/15/17	56,837
State Street Bank & Trust Co.	USD	861	ZAR	11,612	9/15/17	30,652
State Street Bank & Trust Co.	JPY	15,300	USD	141	12/18/17	703
State Street Bank & Trust Co.	JPY	102,120	USD	928	12/18/17	(5,737)
State Street Bank & Trust Co.	USD	27	AUD	35	12/18/17	462
UBS AG	EUR	474	USD	553	9/15/17	(11,612)
UBS AG	USD	1,540	EUR	1,318	9/15/17	30,082

						$1,236,259

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate market value of these securities amounted to $5,693,635 or 2.1% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,870,129 and gross unrealized depreciation of investments was $(12,996,838), resulting in net unrealized appreciation of $34,873,291.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar

USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown 1

August 31, 2017 (unaudited)

28.0%	Japan
16.9%	United Kingdom
11.4%	France
5.3%	Germany
4.8%	Australia
4.3%	Switzerland
3.4%	Norway
3.4%	Canada
3.1%	South Korea
3.0%	Hong Kong
2.7%	Finland
2.7%	Netherlands
2.6%	China
7.0%	Other
1.2%	Short-Term

100.0%

1	All data are as of August 31, 2017. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.9% or less in the following countries: Argentina, Austria, Brazil, Denmark, Israel and Portugal.

AB International Value Fund

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$54,656,780		$	– 0	–	$54,656,780
Telecommunication Services		– 0	–	31,057,212			– 0	–	31,057,212
Consumer Discretionary		4,026,932		26,578,799			– 0	–	30,605,731
Consumer Staples		– 0	–	29,487,384			– 0	–	29,487,384
Industrials		1,953,327		25,046,481			– 0	–	26,999,808
Materials		5,833,501		20,891,482			– 0	–	26,724,983
Information Technology		– 0	–	26,385,312			– 0	–	26,385,312
Energy		5,500,455		15,604,990			– 0	–	21,105,445
Health Care		2,055,932		13,464,877			– 0	–	15,520,809
Utilities		– 0	–	4,935,378			– 0	–	4,935,378
Real Estate		– 0	–	1,444,947			– 0	–	1,444,947
Short-Term Investments		3,373,641		– 0	–		– 0	–	3,373,641
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		3,285,223		– 0	–		– 0	–	3,285,223

Total Investments in Securities		26,029,011		249,553,642	(a)		– 0	–	275,582,653
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts		– 0	–	3,524,974			– 0	–	3,524,974
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(2,288,715)			– 0	–	(2,288,715)

Total (c)		$26,029,011		$250,789,901		$	– 0	–	$276,818,912

(a)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended August 31, 2017 is as follows:

Fund	Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)	Dividend Income (000)
Government Money Market	$1,453	$49,498	$47,577	$3,374	$8
Government Money Market*	5,198	121,699	123,612	3,285	282

Total	$6,651	$171,197	$171,189	$6,659	$290

*	Investments of cash collateral for securities lending transactions

AB Discovery Value Fund

Portfolio of Investments

August 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 20.1%
Banks - 10.1%
Associated Banc-Corp.	1,293,185	$28,320,752
Comerica, Inc.	604,530	41,259,172
Fulton Financial Corp.	1,603,280	27,977,236
Huntington Bancshares, Inc./OH	3,140,450	39,538,265
Synovus Financial Corp.	807,800	34,024,536
Texas Capital Bancshares, Inc. (a)	362,480	26,914,140
Webster Financial Corp.	736,787	34,393,217
Zions Bancorporation	967,289	42,231,838

		274,659,156

Consumer Finance - 0.7%
OneMain Holdings, Inc. (a)	680,000	18,611,600

Insurance - 7.9%
American Financial Group, Inc./OH	413,264	42,074,408
First American Financial Corp.	740,410	36,324,515
Hanover Insurance Group, Inc. (The)	177,450	17,422,041
Old Republic International Corp.	1,243,450	23,737,460
Reinsurance Group of America, Inc.-Class A	314,800	42,324,860
Selective Insurance Group, Inc.	483,690	24,377,976
Validus Holdings Ltd.	554,860	27,826,229

		214,087,489

Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd. (a)	975,407	38,118,906

		545,477,151

Industrials - 18.3%
Aerospace & Defense - 1.0%
Esterline Technologies Corp. (a)	302,770	25,856,558

Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	434,950	29,054,660

Airlines - 1.2%
SkyWest, Inc.	926,250	32,140,875

Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	490,710	21,802,245
Steelcase, Inc.-Class A	1,770,772	23,374,191

		45,176,436

Construction & Engineering - 4.0%
AECOM (a)	1,022,342	34,248,457
Granite Construction, Inc.	341,210	18,845,028
Quanta Services, Inc. (a)	1,018,010	36,577,099
Tutor Perini Corp. (a)	769,110	20,112,227

		109,782,811

Electrical Equipment - 2.2%
EnerSys	428,350	27,457,235
Regal Beloit Corp.	417,540	31,482,516

		58,939,751

Company	Shares	U.S. $ Value
Machinery - 4.0%
Oshkosh Corp.	565,090	$42,155,714
SPX FLOW, Inc. (a)	879,170	29,425,820
Terex Corp.	989,730	38,154,092

		109,735,626

Road & Rail - 2.4%
Ryder System, Inc.	465,064	36,088,966
Werner Enterprises, Inc.	888,690	29,415,639

		65,504,605

Trading Companies & Distributors - 0.7%
MRC Global, Inc. (a)	1,188,860	18,748,322

		494,939,644

Information Technology - 18.3%
Communications Equipment - 1.5%
Infinera Corp. (a)(b)	1,913,872	16,191,357
NETGEAR, Inc. (a)	520,661	24,991,728

		41,183,085

Electronic Equipment, Instruments & Components - 5.3%
Anixter International, Inc. (a)	483,530	35,684,514
Avnet, Inc.	863,870	33,319,466
CDW Corp./DE	569,500	36,117,690
VeriFone Systems, Inc. (a)	1,878,490	37,137,747

		142,259,417

IT Services - 5.2%
Amdocs Ltd.	619,260	40,121,855
Booz Allen Hamilton Holding Corp.	1,067,465	36,411,231
Convergys Corp.	1,157,147	27,192,955
Genpact Ltd.	1,296,660	36,889,977

		140,616,018

Semiconductors & Semiconductor Equipment - 3.7%
Cypress Semiconductor Corp.	2,526,840	34,592,440
Integrated Device Technology, Inc. (a)	1,092,560	26,997,158
Mellanox Technologies Ltd. (a)	378,510	17,771,044
Qorvo, Inc. (a)	294,224	21,543,081

		100,903,723

Software - 1.3%
Verint Systems, Inc. (a)	853,955	33,902,014

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (a)	966,363	35,301,240

		494,165,497

Consumer Discretionary - 14.6%
Auto Components - 3.3%
Cooper-Standard Holdings, Inc. (a)	243,481	24,489,319
Dana, Inc.	1,391,540	33,494,368

Company	Shares	U.S. $ Value
Lear Corp.	112,426	$16,812,184
Tenneco, Inc.	285,600	15,479,520

		90,275,391

Diversified Consumer Services - 1.3%
Houghton Mifflin Harcourt Co. (a)	377,900	3,854,580
Sotheby’s (a)	714,500	32,059,615

		35,914,195

Hotels, Restaurants & Leisure - 1.9%
Bloomin’ Brands, Inc.	1,828,930	31,110,099
Brinker International, Inc.	633,316	19,772,126

		50,882,225

Household Durables - 2.1%
CalAtlantic Group, Inc.	1,007,690	35,017,228
PulteGroup, Inc.	813,260	20,998,373

		56,015,601

Media - 1.9%
Regal Entertainment Group-Class A (b)	1,976,940	29,199,404
Scholastic Corp.	526,020	20,740,968

		49,940,372

Specialty Retail - 3.3%
Burlington Stores, Inc. (a)	199,938	17,420,598
Caleres, Inc.	767,613	20,710,199
Children’s Place, Inc. (The) (b)	152,317	16,168,450
Michaels Cos., Inc. (The) (a)	1,610,590	36,157,745

		90,456,992

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	2,529,680	22,590,042

		396,074,818

Energy - 7.2%
Energy Equipment & Services - 2.8%
Helix Energy Solutions Group, Inc. (a)	1,071,290	6,716,988
Helmerich & Payne, Inc. (b)	304,300	12,884,062
Oil States International, Inc. (a)	871,160	18,947,730
RPC, Inc. (b)	1,937,100	37,599,111

		76,147,891

Oil, Gas & Consumable Fuels - 4.4%
HollyFrontier Corp.	908,920	28,458,285
Oasis Petroleum, Inc. (a)	2,962,550	21,626,615
QEP Resources, Inc. (a)	3,206,890	24,212,019
SM Energy Co.	1,398,060	18,678,082
SRC Energy, Inc. (a)	3,116,810	24,591,631

		117,566,632

		193,714,523

Company	Shares	U.S. $ Value
Health Care - 5.1%
Health Care Providers & Services - 3.5%
LifePoint Health, Inc. (a)	615,397	$35,662,256
Molina Healthcare, Inc. (a)(b)	517,560	33,123,840
WellCare Health Plans, Inc. (a)	152,144	26,576,514

		95,362,610

Life Sciences Tools & Services - 1.6%
ICON PLC (a)	374,958	42,516,488

		137,879,098

Real Estate - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Education Realty Trust, Inc. (b)	949,280	36,680,179
Empire State Realty Trust, Inc.-Class A	1,464,949	29,811,712
Gramercy Property Trust	1,555,711	47,386,957
STAG Industrial, Inc.	665,940	18,639,661

		132,518,509

Utilities - 4.7%
Electric Utilities - 3.5%
Alliant Energy Corp.	557,485	23,826,909
PNM Resources, Inc.	897,193	38,040,983
Portland General Electric Co.	669,010	31,784,665

		93,652,557

Gas Utilities - 0.6%
Southwest Gas Holdings, Inc.	219,860	17,483,267

Multi-Utilities - 0.6%
NorthWestern Corp.	277,838	16,759,188

		127,895,012

Materials - 4.0%
Chemicals - 2.6%
Huntsman Corp.	612,620	16,277,313
Ingevity Corp. (a)	285,986	18,008,539
Trinseo SA	545,650	36,503,985

		70,789,837

Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	2,937,200	38,330,460

		109,120,297

Consumer Staples - 1.7%
Beverages - 0.9%
Cott Corp.	1,615,086	24,517,005

Food Products - 0.8%
Ingredion, Inc.	172,763	21,391,515

		45,908,520

Total Common Stocks (cost $2,251,744,602)		2,677,693,069

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.86% (c)(d)(e) (cost $35,835,031)	35,835,031	$35,835,031

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $2,287,579,633)		2,713,528,100

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%
Investment Companies - 3.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.86% (c)(d)(e) (cost $99,080,673)	99,080,673	99,080,673

Total Investments - 103.8% (cost $2,386,660,306) (f)		2,812,608,773
Other assets less liabilities - (3.8)%		(103,413,688)

Net Assets - 100.0%		$2,709,195,085

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $556,364,500 and gross unrealized depreciation of investments was $(130,416,033), resulting in net unrealized appreciation of $425,948,467.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Discovery Value Fund

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,677,693,069		$	– 0	–	$	– 0	–	$2,677,693,069
Short-Term Investments	35,835,031			– 0	–		– 0	–	35,835,031
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	99,080,673			– 0	–		– 0	–	99,080,673

Total Investments in Securities	2,812,608,773			– 0	–		– 0	–	2,812,608,773
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$2,812,608,773		$	– 0	–	$	– 0	–	$2,812,608,773

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2017 is as follows:

Fund	Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)	Dividend Income (000)
Government Money Market	$18,512	$661,463	$644,140	$35,835	$255
Government Money Market*	116,702	697,220	714,841	99,081	533

Total	$135,214	$1,358,683	$1,358,981	$134,916	$788

*	Investments of cash collateral for securities lending transactions.

AB Value Fund

Portfolio of Investments

August 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Financials - 27.5%
Banks - 10.5%
Bank of America Corp.	803,193	$19,188,281
Comerica, Inc.	88,188	6,018,831
Wells Fargo & Co.	339,433	17,334,843

		42,541,955

Capital Markets - 1.8%
Goldman Sachs Group, Inc. (The)	31,358	7,016,039

Consumer Finance - 5.0%
Capital One Financial Corp.	76,455	6,086,583
OneMain Holdings, Inc. (a)	121,284	3,319,543
Synchrony Financial	344,879	10,618,824

		20,024,950

Insurance - 10.2%
Allstate Corp. (The)	120,760	10,928,780
American International Group, Inc.	244,672	14,797,763
First American Financial Corp.	92,002	4,513,618
FNF Group	230,088	11,099,445

		41,339,606

		110,922,550

Information Technology - 15.8%
Communications Equipment - 2.3%
Nokia Oyj (Sponsored ADR)-Class A	1,503,226	9,289,937

IT Services - 1.1%
Booz Allen Hamilton Holding Corp.	128,568	4,385,454

Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	367,813	12,899,202

Software - 5.1%
Oracle Corp.	413,071	20,789,863

Technology Hardware, Storage & Peripherals - 4.1%
HP, Inc.	434,296	8,286,368
NCR Corp. (a)	44,681	1,632,197
Xerox Corp.	203,160	6,555,973

		16,474,538

		63,838,994

Health Care - 11.8%
Biotechnology - 2.3%
Gilead Sciences, Inc.	111,778	9,356,936

Health Care Providers & Services - 6.8%
Aetna, Inc.	35,613	5,616,170
Cigna Corp.	68,381	12,449,445
McKesson Corp.	61,547	9,189,583

		27,255,198

Pharmaceuticals - 2.7%
Mallinckrodt PLC (a)	170,266	6,994,527

Company	Shares	U.S. $ Value
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	250,318	$3,970,044

		10,964,571

		47,576,705

Energy - 10.9%
Energy Equipment & Services - 1.6%
RPC, Inc. (b)	325,630	6,320,478

Oil, Gas & Consumable Fuels - 9.3%
Canadian Natural Resources Ltd.	206,067	6,350,985
Devon Energy Corp.	167,843	5,270,270
EOG Resources, Inc.	125,731	10,685,878
Hess Corp.	169,606	6,597,673
Marathon Petroleum Corp.	166,559	8,736,020

		37,640,826

		43,961,304

Industrials - 7.6%
Aerospace & Defense - 2.8%
Raytheon Co.	63,507	11,558,909

Airlines - 1.2%
JetBlue Airways Corp. (a)	237,976	4,714,305

Electrical Equipment - 2.3%
Eaton Corp. PLC	129,456	9,289,762

Machinery - 1.3%
Oshkosh Corp.	71,025	5,298,465

		30,861,441

Consumer Discretionary - 7.2%
Auto Components - 3.1%
Lear Corp.	27,621	4,130,444
Magna International, Inc. (New York)-Class A	178,560	8,588,736

		12,719,180

Media - 2.9%
Comcast Corp.-Class A	243,528	9,889,672
Regal Entertainment Group-Class A	113,539	1,676,971

		11,566,643

Specialty Retail - 1.2%
Michaels Cos., Inc. (The) (a)	210,877	4,734,189

		29,020,012

Consumer Staples - 6.9%
Beverages - 2.1%
PepsiCo, Inc.	70,742	8,186,972

Tobacco - 4.8%
British American Tobacco PLC (Sponsored ADR)	91,875	5,707,275

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	117,824	$13,777,160

		19,484,435

		27,671,407

Utilities - 6.6%
Electric Utilities - 5.0%
American Electric Power Co., Inc.	135,123	9,949,107
Edison International	76,509	6,134,492
Portland General Electric Co.	83,591	3,971,408

		20,055,007

Multi-Utilities - 1.6%
NiSource, Inc.	247,960	6,662,685

		26,717,692

Telecommunication Services - 2.2%
Wireless Telecommunication Services - 2.2%
T-Mobile US, Inc. (a)	137,979	8,928,621

Materials - 1.5%
Chemicals - 1.5%
CF Industries Holdings, Inc.	214,302	6,212,615

Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Mid-America Apartment Communities, Inc.	40,960	4,360,601

Total Common Stocks (cost $359,181,522)		400,071,942

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.86% (c)(d)(e) (cost $2,968,907)	2,968,907	2,968,907

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $362,150,429)		403,040,849

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.86% (c)(d)(e) (cost $6,268,378)	6,268,378	6,268,378

Company	U.S. $ Value
Total Investments - 101.4% (cost $368,418,807) (f)	$409,309,227
Other assets less liabilities - (1.4)%	(5,459,977)

Net Assets - 100.0%	$403,849,250

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $59,380,839 and gross unrealized depreciation of investments was $(18,490,419), resulting in net unrealized appreciation of $40,890,420.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Value Fund

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$400,071,942		$	– 0	–	$	– 0	–	$400,071,942
Short-Term Investments	2,968,907			– 0	–		– 0	–	2,968,907
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,268,378			– 0	–		– 0	–	6,268,378

Total Investments in Securities	409,309,227			– 0	–		– 0	–	409,309,227
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$409,309,227		$	– 0	–	$	– 0	–	$409,309,227

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2017 is as follows:

Fund	Market Value 11/30/16 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)	Dividend Income (000)
Government Money Market	$3,162		$103,051	$103,244	$2,969	$15
Government Money Market*	– 0	–	42,230	35,962	6,268	20

Total	$3,162		$145,281	$139,206	$9,237	$35

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2017